Taxes - Schedule of Statutory Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Statutory Effective Tax Rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(8.60%)	(10.30%)	(5.30%)
Permanent difference		(2.80%)
Change in valuation allowance		(28.50%)	2.50%	2.00%
Effective tax rate		(14.90%)	17.20%	21.70%

[1]	Distance Learning and are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Huaxia Muke, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu, Guangzhou Huafu Gansu Huafu and Zhihui Xinyu are subject to a favorable tax rate of 5%.